Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds

NOTE 11 - BORROWED FUNDS

At December 31, 2011 and 2010, borrowed funds consisted of:

	2011	2010
	(Dollars in thousands)
Federal Home Loan Bank:
Secured note, with interest at 4.32%, due February 2011	$-	$3,000
Secured note, with interest at 2.88%, due April 2011	-	5,000
Secured note, with interest at 3.87%, due September 2011	-	5,000
Secured note, with interest at 4.86%, due December 2012	2,500	2,500
Secured note, with interest at 2.74%, due December 2013	5,000	5,000
Secured note, with interest at 4.45%, due February 2017	5,000	5,000

	12,500	25,500
Great Lakes Bankers Bank ("GLBB") – secured note with principal and interest payable quarterly with interest at 4.5% based on the greater of Prime Rate or 4.5% floor rate.
The loan scheduled maturity is 2015.	6,000	-

Total	$18,500	$25,500

Scheduled maturities of borrowed funds, at December 31, 2011 were as follows (dollars in thousands):

2012	$3,595
2013	6,145
2014	1,198
2015	1,252
2016	1,310
2017	5,000

Total	$18,500

The Federal Home Loan Bank notes require monthly interest payments and are secured by stock in the Federal Home Loan Bank of Cincinnati and eligible mortgage loans totaling $204,836,000 at December 31, 2011.

The GLBB loan agreement requires the Corporation to meet specific ratios of asset quality, liquidity, and earnings.

At December 31, 2011, the Bank has available borrowings of $78,357,000 under its line of credit with the Federal Home Loan Bank. In addition, the Bank had $17,000,000 of short-term borrowing availability at December 31, 2011, under lines of credit with two correspondent banks.